ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in accumulated other comprehensive income
Balance in the beginning of the period	$ 317,154
Balance at the end of the period	112,716	$ 317,154
Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income
Balance in the beginning of the period	(7)	(68)
Other comprehensive income (loss) before reclassifications	(106)	(277)
Amounts reclassified from accumulated other comprehensive income	$ 113	338
Balance at the end of the period		$ (7)